Cromwell Tran Sustainable Focus Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	10,723	$1,998,017

Capital Markets - 1.5%
The Charles Schwab Corp.	7,298	472,983

Chemicals - 3.8%
The Sherwin-Williams Co.	3,133	1,195,772

Construction Materials - 3.4%
Martin Marietta Materials, Inc.	2,001	1,077,038

Financial Services - 1.3%
PayPal Holdings, Inc. (a)	5,282	412,155

Health Care Providers & Services - 4.4%
AMN Healthcare Services, Inc. (a)	13,420	568,874
UnitedHealth Group, Inc.	1,386	810,366
		1,379,240

Health Care Technology - 2.2%
Veeva Systems, Inc. - Class A (a)	3,300	692,571

Hotels, Restaurants & Leisure - 1.1%
Expedia Group, Inc. (a)	2,452	362,945

Household Durables - 1.9%
DR Horton, Inc.	3,069	585,473

Independent Power and Renewable Electricity Producers - 6.2%
Talen Energy Corp. (a)	11,022	1,964,561

Insurance - 2.2%
The Progressive Corp.	2,716	689,212

Interactive Media & Services - 5.9%
Alphabet, Inc. - Class A	1,900	315,115
Meta Platforms, Inc. - Class A	2,700	1,545,588
		1,860,703

IT Services - 1.6%
Accenture PLC - Class A	1,407	497,346

Life Sciences Tools & Services - 9.0%
Danaher Corp.	7,027	1,953,647
IQVIA Holdings, Inc. (a)	3,669	869,443
		2,823,090

Semiconductors & Semiconductor Equipment - 14.7%
Entegris, Inc.	11,278	1,269,113
NVIDIA Corp.	15,170	1,842,245
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,711	1,512,840
		4,624,198

Software - 19.9%
Gitlab, Inc. - Class A (a)	12,467	642,549
Intuit, Inc.	1,633	1,014,093
Microsoft Corp.	5,730	2,465,619
Palo Alto Networks, Inc. (a)	3,574	1,221,593
Salesforce, Inc.	3,330	911,455
		6,255,309

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	7,370	651,508

Trading Companies & Distributors - 7.4%
AerCap Holdings NV	9,998	947,010
Ferguson Enterprises, Inc.	6,901	1,370,332
		2,317,342

Wireless Telecommunication Services - 4.6%
T-Mobile US, Inc.	7,012	1,446,996
TOTAL COMMON STOCKS (Cost $20,987,139)		31,306,459

TOTAL INVESTMENTS - 99.5% (Cost $20,987,139)		31,306,459
Other Assets in Excess of Liabilities - 0.5%		161,696
TOTAL NET ASSETS - 100.0%		$31,468,155

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Cromwell Tran Sustainable Focus Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,306,459	$–	$–	$31,306,459
Total Investments	$31,306,459	$–	$–	$31,306,459

Refer to the Schedule of Investments for further disaggregation of investment categories.